Schedule of Investments - September 30, 2022
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United States		63.48%
United Kingdom		7.00%
France		6.69%
Canada		6.55%
Japan		2.49%
Netherlands		2.21%
Puerto Rico		2.06%
Italy		1.99%
Sweden		1.94%
Germany		1.34%
Australia		0.95%
Switzerland		0.88%
Korea		0.75%
Short-term securities and liabilities in excess of other assets		1.67%
* Based on country of risk.

			Shares
COMMON STOCKS - 98.33%			Held		Value
COMMUNICATION SERVICES - 7.26%
Entertainment - 2.02%
Warner Bros. Discovery, Inc. (a)				53,250	$612,375

Interactive Media & Services - 2.83%
Alphabet, Inc. (a)				9,000	860,850

Media - 1.05%
News Corp.				21,100	318,821

Wireless Telecommunication Services - 1.36%
Vodafone Group PLC - ADR				36,572	414,361
TOTAL COMMUNICATION SERVICES					2,206,407

CONSUMER DISCRETIONARY - 7.76%
Auto Components - 2.50%
Magna International, Inc.				16,011	759,242

Automobiles - 2.23%
General Motors Company				21,145	678,543

Hotels, Restaurants & Leisure - 3.03%
Accor SA (a) (v)				32,900	688,779
Booking Holdings, Inc. (a)				140	230,049
					918,828
TOTAL CONSUMER DISCRETIONARY					2,356,613

CONSUMER STAPLES - 1.34%
Household Products - 1.34%
Henkel AG & Company KGaA (v)				7,200	408,045
TOTAL CONSUMER STAPLES					408,045

ENERGY - 10.53%
Energy Equipment & Services - 2.29%
NOV, Inc.				42,969	695,238

Oil, Gas & Consumable Fuels - 8.24%
Cenovus Energy, Inc.				37,300	572,995
Hess Corp.				2,800	305,172
Kosmos Energy Ltd. (a)				83,500	431,695
Marathon Oil Corp.				13,600	307,088
Ovintiv, Inc.				5,000	230,000
Suncor Energy, Inc.				23,300	656,148
					2,503,098
TOTAL ENERGY					3,198,336

FINANCIALS - 26.07%
Banks - 14.44%
BNP Paribas SA (v)				13,656	576,817
Citigroup, Inc.				21,904	912,740
ING Groep NV (v)				44,456	380,916
Lloyds Banking Group PLC (v)				670,900	303,238
Popular, Inc.				8,700	626,922
Societe Generale SA (v)				10,493	207,510
UniCredit SpA (v)				59,700	604,406
Wells Fargo & Company				19,230	773,430
					4,385,979
Capital Markets - 4.44%
The Bank of New York Mellon Corp.				12,400	477,648
Credit Suisse Group AG (v)				67,286	266,156
The Goldman Sachs Group, Inc.				2,068	606,027
					1,349,831
Diversified Financial Services - 1.05%
Berkshire Hathaway, Inc. (a)				1,194	318,822

Insurance - 6.14%
American International Group, Inc.				23,369	1,109,560
Tokio Marine Holdings, Inc. (v)				42,600	757,135
					1,866,695
TOTAL FINANCIALS					7,921,327

HEALTH CARE - 6.97%
Health Care Equipment & Supplies - 1.89%
Koninklijke Philips NV (v)				18,900	290,993
Medtronic PLC				3,500	282,625
					573,618
Health Care Providers & Services - 5.08%
CVS Health Corp.				8,400	801,108
Elevance Health, Inc.				1,635	742,682
					1,543,790
TOTAL HEALTH CARE					2,117,408

INDUSTRIALS - 18.13%
Aerospace & Defense - 4.18%
Airbus SE (v)				4,800	413,760
Babcock International Group PLC (a) (v)				135,400	418,103
BAE Systems PLC (v)				33,159	291,348
Safran SA (v)				1,600	145,583
					1,268,794
Air Freight & Logistics - 3.27%
FedEx Corp.				4,250	630,997
Royal Mail PLC (v)				178,087	362,497
					993,494
Airlines - 0.95%
Qantas Airways Ltd. (a) (v)				90,200	289,464

Industrial Conglomerates - 5.08%
General Electric Company				24,934	1,543,664

Machinery - 2.87%
CNH Industrial NV				30,282	338,250
Cummins, Inc.				2,629	535,028
					873,278
Road & Rail - 1.78%
AMERCO				1,062	540,792
TOTAL INDUSTRIALS					5,509,486

INFORMATION TECHNOLOGY - 20.27%
Communications Equipment - 6.17%
F5, Inc. (a)				8,900	1,288,097
Telefonaktiebolaget LM Ericsson - ADR				102,372	587,615
					1,875,712
IT Services - 2.94%
Euronet Worldwide, Inc. (a)				11,800	893,968

Semiconductors & Semiconductor Equipment - 1.09%
Micron Technology, Inc.				6,600	330,660

Software - 9.32%
Microsoft Corp.				4,763	1,109,303
Oracle Corp.				15,975	975,593
Workday, Inc. (a)				4,900	745,878
					2,830,774
Technology Hardware, Storage & Peripherals - 0.75%
Samsung Electronics Company Ltd. (v)				6,200	227,660
TOTAL INFORMATION TECHNOLOGY					6,158,774

Total common stocks (Cost $33,085,617)					29,876,396

Total long-term investments (Cost $33,085,617)					29,876,396
			Principal
SHORT-TERM INVESTMENTS - 2.23%			Amount
Time Deposits - 2.23%
Citigroup, Inc., 0.29%, 10/03/2022*			EUR	4	4
Skandinaviska Enskilda Banken, 2.43%, 10/03/2022*				$677,134	677,134
Total short-term investments (Cost $677,138)					677,138

Total investments - 100.56% (Cost $33,762,755)					30,553,534

Liabilities in excess of other assets - (0.56)%					(169,107)

Net assets - 100.00%					$30,384,427

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model. The total market value of these securities was $6,632,410, which represented 21.83% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
EUR	- Euro
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an approved independent pricing service.

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services.

Fixed-income securities are generally valued at their evaluated mean prices obtained from an approved independent pricing service.  Pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the pricing services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange, the Fund generally utilizes an independent pricing service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$23,243,986
Time Deposits	677,138
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	688,779
Consumer Staples	408,045
Financials	3,096,178
Health Care	290,993
Industrials	1,920,755
Information Technology	227,660
Level 3 --- Significant unobservable inputs	-

Total Investments	$30,553,534